Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Assets Do Not Qualify for Derecognition and Associated Liabilities (Parenthetical) (Detail) - Securitisations [member] - CAD ($)
$ in Millions
	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair value of transferred assets	$ 23,854	$ 23,769	$ 25,761
Fair value of associated liabilities	23,502	23,882	26,021
Net position	$ 352	$ (113)	$ (260)